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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Independence Fund
          Schedule of Investments  3/31/05 (unaudited)

 Shares                                                         Value
          COMMON STOCKS - 100.0 %
          Energy - 0.5 %
          Integrated Oil & Gas - 0.5 %
  15,750  Amerada Hess Corp.                                $   1,515,308
          Total Energy                                      $   1,515,308
          Materials - 6.1 %
          Commodity Chemicals - 1.1 %
  67,900  Praxair, Inc.                                     $   3,249,694
          Diversified Metals & Mining - 5.0 %
 339,900  Freeport-McMoRan Copper & Gold, Inc. (Class B)    $  13,463,439
  10,600  Rio Tinto Plc (A.D.R.)                                1,375,350
                                                            $  14,838,789
          Total Materials                                   $  18,088,483
          Capital Goods - 9.4 %
          Aerospace & Defense - 2.5 %
  85,550  Boeing Co.                                        $   5,001,253
  23,700  General Dynamics Corp.                                2,537,085
                                                            $   7,538,338
          Industrial Conglomerates - 6.0 %
 308,800  Tyco International, Ltd.                          $  10,437,440
  72,200  United Technologies Corp.                             7,339,852
                                                            $  17,777,292
          Industrial Machinery - 0.9 %
  38,100  Deere & Co.                                       $   2,557,653
          Total Capital Goods                               $  27,873,283
          Automobiles & Components - 1.0 %
          Automobile Manufacturers - 1.0 %
 250,000  Ford Motor Corp.                                  $   2,832,500
          Total Automobiles & Components                    $   2,832,500
          Media - 5.9 %
          Broadcasting & Cable TV - 4.9 %
 198,300  Comcast Corp. *                                   $   6,623,220
 772,300  Liberty Media Corp. *                                 8,008,751
                                                            $  14,631,971
          Movies & Entertainment - 1.0 %
 168,000  Time Warner, Inc. *                               $   2,948,400
          Total Media                                       $  17,580,371
          Retailing - 6.1 %
          Department Stores - 2.7 %
 155,300  J.C. Penney Co., Inc.                             $   8,063,176
          General Merchandise Stores - 1.8 %
  41,100  Sears Holdings Corp. * (b)                        $   5,473,287
          Internet Retail - 1.6 %
  75,200  eBAY, Inc. *                                      $   2,801,952
  80,600  InterActiveCorp. *                                    1,797,380
                                                            $   4,599,332
          Total Retailing                                   $  18,135,795
          Food & Drug Retailing - 3.8 %
          Drug Retail - 3.4 %
  84,750  CVS Corp.                                         $   4,462,088
 127,400  Walgreen Co.                                          5,659,108
                                                            $  10,121,196
          Food Retail - 0.4 %
  18,000  Nestle SA (A.D.R.)                                $   1,231,092
          Total Food & Drug Retailing                       $  11,352,288
          Food, Beverage & Tobacco - 1.9 %
          Soft Drinks - 1.9 %
 106,100  PepsiCo, Inc.                                     $   5,626,483
          Total Food, Beverage & Tobacco                    $   5,626,483
          Household & Personal Products - 2.2 %
          Household Products - 2.2 %
  80,100  Colgate-Palmolive Co.                             $   4,178,817
  35,500  Clorox Co.                                            2,236,145
                                                            $   6,414,962
          Total Household & Personal Products               $   6,414,962
          Health Care Equipment & Services - 0.5 %
          Health Care Distributors - 0.5 %
  66,500  Andrx Group *                                     $   1,507,555
          Total Health Care Equipment & Services            $   1,507,555
          Pharmaceuticals & Biotechnology - 11.8 %
          Biotechnology - 2.7 %
 140,450  Amgen, Inc. *                                     $   8,175,595
          Pharmaceuticals - 9.1 %
 775,625  IVAX Corp. *                                      $  15,334,106
 443,380  Pfizer, Inc.                                         11,647,593
                                                            $  26,981,699
          Total Pharmaceuticals & Biotechnology             $  35,157,294
          Banks - 8.0 %
          Diversified Banks - 5.0 %
 167,800  Bank of America Corp.                             $   7,399,980
 143,000  Wachovia Corp.                                        7,280,130
                                                            $  14,680,110
          Thrifts & Mortgage Finance - 3.0 %
 141,700  Freddie Mac                                       $   8,955,440
          Total Banks                                       $  23,635,550
          Diversified Financials - 12.0 %
          Consumer Finance - 2.0 %
 117,200  American Express Co.                              $   6,020,564
          Diversified Capital Markets - 0.7 %
  56,800  J.P. Morgan Chase & Co.                           $   1,965,280
          Investment Banking & Brokerage - 5.8 %
  95,400  Goldman Sachs Group, Inc.                         $  10,493,046
 119,725  Merrill Lynch & Co., Inc.                             6,776,435
                                                            $  17,269,481
          Diversified Financial Services - 3.5 %
 229,000  Citigroup, Inc.                                   $  10,291,260
          Total Diversified Financials                      $  35,546,585
          Insurance - 0.5 %
          Property & Casualty Insurance - 0.5 %
     500  Berkshire Hathaway, Inc. (Class B) *              $   1,428,000
          Total Insurance                                   $   1,428,000
          Software & Services - 8.6 %
          Application Software - 8.2 %
 322,300  Microsoft Corp.                                   $   7,789,991
 215,200  Symantec Corp. *                                      4,590,216
 519,900  Veritas Software Corp. *                             12,072,078
                                                            $  24,452,285
          Data Processing & Outsourced Services - 0.4 %
  24,600  Automatic Data Processing, Inc.                   $   1,105,770
          Total Software & Services                         $  25,558,055
          Technology Hardware & Equipment - 11.4 %
          Computer Hardware - 5.3 %
 129,450  Apple Computer, Inc. *                            $   5,394,182
 103,300  Dell, Inc. *                                          3,968,786
 292,100  Hewlett-Packard Co.                                   6,408,674
                                                            $  15,771,642
          Computer Storage & Peripherals - 6.1 %
 650,700  EMC Corp. *                                       $   8,016,624
 360,750  Sandisk Corp. *                                      10,028,850
                                                            $  18,045,474
          Total Technology Hardware & Equipment             $  33,817,116
          Semiconductors - 4.6 %
          Semiconductor Equipment - 1.2 %
 221,900  Applied Materials, Inc. *                         $   3,605,875
          Semiconductors - 3.4 %
  19,200  Linear Technology Corp.                           $     735,552
1,083,083 Taiwan Semiconductor Manufacturing Co. (A.D.R.)       9,184,544
                                                            $   9,920,096
          Total Semiconductors                              $  13,525,971
          Telecommunication Services - 4.2 %
          Integrated Telecommunciation Services - 0.7 %
  73,600  France Telecom SA (A.D.R.)                        $   2,198,432
          Wireless Telecommunication Services - 3.5 %
 389,300  Vodafone Group Plc (A.D.R.)                       $  10,339,808
          Total Telecommunication Services                  $  12,538,240
          Utilities - 1.6 %
          Electric Utilities - 1.6 %
 232,100  Allegheny Energy, Inc. * (b)                      $   4,795,186
          Total Utilities                                   $   4,795,186
          TOTAL COMMON STOCKS
          (Cost   $276,554,334)                             $ 296,929,025

          TOTAL INVESTMENT IN SECURITIES - 100.0%
          (Cost   $276,554,334)(a)                          $ 296,929,025

          OTHER ASSETS AND LIABILITIES - 0.0%               $     77,338

          TOTAL NET ASSETS - 100.0%                         $ 297,006,363

(A.D.R.)  American Depositary Receipt

      *   Non-income producing security

    (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $277,057,684 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost         $42,054,872

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value          (22,183,531)

          Net unrealized gain                               $19,871,341

    (b)   At March 31, 2005, the following securities were out on loan:

 Shares                        Security                      Market Value
219,600   Allegheny Energy, Inc. *                          $   4,536,936
 15,200   Sears Holdings Corp. *                                2,024,184
          Total                                             $   6,561,120



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.